Discontinued operations - Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities	$ 0	$ 54
Cash flows from investing activities	0	892
Cash flows used in financing activities	0	(7)
Net increase in cash	$ (17)	83
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net increase in cash		$ 939